CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Cash	$ 1,523	$ 1,232
Cash equivalents	362	728
Cash and cash equivalents	$ 1,885	$ 1,960	$ 2,221